Summary Prospectus and
Prospectus Supplement

April 30, 2018

Morgan Stanley Institutional Fund, Inc.

Supplement dated April 30, 2018 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectus and Prospectus dated April 30, 2018

Global Counterpoint Portfolio
(the "Fund")

The Fund is not yet in operation. Accordingly, it is not currently offered to investors.

Please retain this supplement for future reference.

  IFIGCPTSUMPROPSPT 4/18

Statement of Additional Information Supplement

April 30, 2018

Morgan Stanley Institutional Fund, Inc.

Supplement dated April 30, 2018 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2018

Global Counterpoint Portfolio
(the "Fund")

The Fund is not yet in operation. Accordingly, it is not currently offered to investors.

Please retain this supplement for future reference.